Significant Accounting Policies and Judgments - Adjustments for Change in Accounting Policy (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jul. 01, 2019
Statement of financial position [abstract]
Biological assets	$ 35,435	$ 50,567
Inventory	121,827	111,321
Deferred tax liability	3,946	90,970
Deficit	(3,592,787)	(286,311)	$ (283,639)
Statement of profit or loss and other comprehensive income [abstract]
Cost of sales	277,234	123,778
Gross profit before fair value adjustments	1,672	121,758
Changes in fair value of inventory sold	91,825	71,821
Unrealized gain on changes in fair value of biological assets	(56,614)	(92,503)
Gross profit (loss)	(33,539)	142,440
General and administration	205,276	159,069
Deferred tax (recovery) expense	(78,303)	(23,909)
Loss from continued operations	$ (3,300,493)	(300,740)
Net loss attributable to Aurora shareholders		$ (293,509)
Basic and diluted earnings (loss) per share	$ (33.94)	$ (3.66)
Statement of cash flows [abstract]
Unrealized gain on changes in fair value of biological assets	$ (56,614)	$ (92,503)
Changes in fair value included in inventory sold	91,825	71,821
Deferred tax expense (recovery)	(78,303)	(23,909)
Changes in non-cash working capital	7,643	(37,285)
Net cash used in operating activities	$ (337,952)	(192,245)
As previously reported
Statement of financial position [abstract]
Biological assets		51,836
Inventory		113,641
Deferred tax liability		91,886
Deficit		(283,639)
Statement of profit or loss and other comprehensive income [abstract]
Cost of sales		112,526
Gross profit before fair value adjustments		135,413
Changes in fair value of inventory sold		72,129
Unrealized gain on changes in fair value of biological assets		(96,531)
Gross profit (loss)		159,815
General and administration		172,365
Deferred tax (recovery) expense		(23,257)
Loss from continued operations		(297,924)
Net loss attributable to Aurora shareholders		$ (290,837)
Basic and diluted earnings (loss) per share		$ (3.63)
Statement of cash flows [abstract]
Unrealized gain on changes in fair value of biological assets		$ (96,531)
Changes in fair value included in inventory sold		72,129
Deferred tax expense (recovery)		(23,257)
Changes in non-cash working capital		(37,952)
Net cash used in operating activities		(192,245)
Adjustments | Change in accounting policy for inventory costing of by-products and allocation of operational staff salaries, inventory adjustments
Statement of financial position [abstract]
Biological assets		(1,269)
Inventory		(2,320)
Deferred tax liability		(916)
Deficit		(2,672)
Statement of profit or loss and other comprehensive income [abstract]
Cost of sales		11,252
Gross profit before fair value adjustments		(11,252)
Changes in fair value of inventory sold		(308)
Unrealized gain on changes in fair value of biological assets		4,028
Gross profit (loss)		(14,972)
General and administration		(11,384)
Deferred tax (recovery) expense		(916)
Loss from continued operations		(2,672)
Net loss attributable to Aurora shareholders		$ (2,672)
Basic and diluted earnings (loss) per share		$ (0.03)
Statement of cash flows [abstract]
Unrealized gain on changes in fair value of biological assets		$ 4,028
Changes in fair value included in inventory sold		(308)
Deferred tax expense (recovery)		(916)
Changes in non-cash working capital		(211)
Net cash used in operating activities		0
Adjustments | Change in accounting policy for inventory costing of by-products and allocation of operational staff salaries, inventory adjustments | Discontinued operations
Statement of financial position [abstract]
Biological assets		0
Inventory		0
Deferred tax liability		0
Deficit		0
Statement of profit or loss and other comprehensive income [abstract]
Cost of sales		0
Gross profit before fair value adjustments		(2,403)
Changes in fair value of inventory sold		0
Unrealized gain on changes in fair value of biological assets		0
Gross profit (loss)		(2,403)
General and administration		(1,912)
Deferred tax (recovery) expense		264
Loss from continued operations		(144)
Net loss attributable to Aurora shareholders		0
Statement of cash flows [abstract]
Unrealized gain on changes in fair value of biological assets		0
Changes in fair value included in inventory sold		0
Deferred tax expense (recovery)		264
Changes in non-cash working capital		878
Net cash used in operating activities		$ 0